Other Liabilities - Summary of Other Liabilities (Details) - CAD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Other Liabilities - Current
Acquisition consideration related liabilities	$ 22,176
Minimum royalty obligations	3,445
Due to former shareholders of S&B	21,447
Provision for onerous leases	12,700
Settlement liability	11,980
Other	9,666
Total	81,414	$ 900
Other Liabilities - Long Term
Acquisition consideration related liabilities	87,747
Minimum royalty obligations	24,392
Settlement liability	16,631
Put liabilities	6,400
Other	5,234
Total	140,404	61,150
Other Liabilities
Acquisition consideration related liabilities	109,923
Minimum royalty obligations	27,837
Due to former shareholders of S&B	21,447
Provision for onerous leases	12,700
Settlement liability	28,611
Put liabilities	6,400	61,150
Other	14,900	900
Total	$ 221,818	$ 62,050